Basis of Presentation and General Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Advance hire, prepaid expenses and other current assets were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Advance hire	$5,664,781	8,788,882

Prepaid expenses	1,102,270	514,169

Margin account deposit	1,782,926	1,062,439

Other current assets	2,366,115	2,378,635

Total	$10,916,092	$12,744,125

At December 31, advance hire, prepaid expenses and other current assets were comprised of the following:

	2013	2012

Advance hire	$8,788,882	$7,128,846

Prepaid expenses	514,169	1,149,729

Other current assets	3,441,074	1,495,849

Total	$12,744,125	$9,774,424

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Accounts payable	$35,789,564	39,201,642

Accrued expenses	3,427,481	3,839,531

Other current liabilities	1,406,178	2,837,205

Total	$40,623,223	$45,878,378

The components of accounts payable and accrued expenses are as follows:

	December 31,
	2013	2012

Accounts payable	$39,201,642	$20,529,469

Accrued voyage expenses	3,839,531	4,484,588

Accrued interest	716,575	570,073

Other accrued liabilities	1,123,640	2,369,633

Total	$44,881,388	$27,953,763